                                 AssetMark Funds
                     Supplement dated June 21, 2006 to the
                        Prospectus dated October 28, 2005

Management of Funds

Tax-Exempt Fixed Income Fund

The section of the Prospectus regarding Weiss, Peck & Greer, LLC on pages 39 and
40 is deleted  and  replaced  with the below  descriptions.  As of June 1, 2006,
Weiss,  Peck & Greer is no longer a sub-advisor to the  Tax-Exempt  Fixed Income
Fund.

Delaware Management Company ("DMC")
DMC, a series of Delaware  Management  Business Trust, was approved by the Board of Trustees on May 2, 2006 to be a sub-advisor  for the Tax-Exempt  Fixed Income
Fund.

DMC is located at 2005  Market  Street,  Philadelphia,  Pennsylvania.  DMC is an
SEC-registered  investment  advisor,  and had  approximately  $123.9  billion in assets under  management as of March 31, 2006. DMC manages both equity and fixed income assets classes for a variety of clients.

Delaware's decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical  market and  security  information among the three areas of its Municipal Fixed Income Team: Portfolio  Management,
Research, and Trading. The members of the team are as follows:

Joseph R. Baxter
Senior Vice  President,  Head of Municipal  Bond  Department,  Senior  Portfolio
Manager Mr. Baxter heads the firm's municipal bond department and is responsible for setting investment strategy.  He is also a co-portfolio manager of municipal bond funds and several client accounts.  Before joining Delaware  Investments in
1999,  he held  investment  positions  with  First  Union,  most  recently  as a municipal  portfolio  manager with the Evergreen  Funds.  Mr. Baxter  received a bachelor's degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA
Senior Vice President, Senior Portfolio Manager
Mr.  Collins is a co-portfolio  manager of several of the firm's  municipal bond funds and client  accounts.  Prior to joining  Delaware  Investments in 2004, he spent five years as a co-manager of the  municipal  portfolio  management  group within PNC Advisors,  where he oversaw the  tax-exempt  investments  of high net worth and  institutional  accounts.  Before that, he headed the municipal  fixed income team at  Wilmington  Trust  Company,  where he managed funds and high net worth accounts. Mr. Collins earned a bachelor's degree in economics from Ursinus
College,  and he is  also  a  former  president  of the  Financial  Analysts  of
Wilmington, Delaware.

Nuveen Asset Management ("NAM")
NAM was approved by the Board of Trustees on May 2, 2006 to be a sub-advisor for the Tax-Exempt Fixed Income Fund.

NAM is located at 333 West Wacker  Drive,  Chicago,  Illinois  60606,  and is an
SEC-registered  investment  advisor with  approximately  $79.6 billion in assets under management as of March 31, 2006.

NAM's   portfolio   managers   and   dedicated   research   analysts   follow  a
research-driven,  disciplined  investment  strategy  that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average  returns.  The  NAM  portfolio  team  consists  of  the  following individuals:

Martin J. Doyle, CFA
Managing Director, Senior Portfolio Manager
Mr.  Doyle has been with Nuveen  Investments  since  1987.  He chairs the Nuveen
Asset  Management  Investment  Committee,  establishing  strategy for the firm's various investment  styles. Mr. Doyle holds professional  memberships in the CFA
Institute and Research and the Investment Analysts Society of Chicago. Mr. Doyle
earned his bachelor's  degree in economics from the University of Illinois,  and he received  his M.B.A.  in Finance  from Loyola  University,  Chicago.  He is a
Chartered Financial Analyst.

John V. Miller, CFA
Vice President, Manager of Funds Management
Mr. Miller joined Nuveen  Investments  as a credit  analyst in 1996,  with three prior  years of  experience  in the  municipal  market  with a  private  account management firm. He has been responsible for analysis of high yield credits, and
Mr. Miller has managed the Nuveen High Yield  Municipal Bond Fund since 2000. He has a B.A. in Economics and Political  Science from Duke University,  an M.A. in
Economics from  Northwestern  University,  and an M.B.A.  with honors in Finance from the University of Chicago. Mr. Miller is a Chartered Financial Analyst.

Michael J. Sheyker, CFA
Vice President, Portfolio Manager
Mr. Sheyker has been with Nuveen since 1988. He joined the portfolio  management team in 2004 after serving as a senior research analyst since 2001.  Previously,
Mr.  Sheyker was an equity  analyst and  Manager of the Asset  Pricing  Analysis
Group. Mr. Sheyker holds  professional  memberships in the CFA Institute and the
Investment  Analysts  Society  of Chicago  and is a member of the  Nuveen  Asset
Management  Investment  Committee.  He has a B.S. in Finance from Illinois State
University and an M.B.A.  with a concentration in finance from Northern Illinois
University. He is a Chartered Financial Analyst.

                                 AssetMark Funds
                      Supplement dated June 21, 2006 to the
              Statement of Additional Information October 28, 2005

The  information  in  the  section  entitled  "The  Sub-Advisors  and  Portfolio
Managers"  beginning on page B-36 regarding Weiss,  Peck & Greer, LLC is deleted and replaced  with the below  descriptions.  As of June 1, 2006,  Weiss,  Peck &
Greer is no longer a sub-advisor to the Tax-Exempt Fixed Income Fund.

Delaware  Management  Company  ("DMC"),  a sub-advisor of the  Tax-Exempt  Fixed
Income Fund, was established in 1972 to provide investment  management  services to  various  clients.  DMC is an SEC-  registered  investment  advisor,  and had approximately $123.9 billion in assets under management as of March 31, 2006.

As of March 31, 2006, in addition to the Tax-Exempt  Fixed Income Fund,  Messrs.
Baxter and Collins were  responsible  for the  day-to-day  management of certain
Other Accounts, as follows:

------------------------- ------------------------ ----------------------------
                               Total Accounts       Accounts with Performance
                                                              Fees
Other Accounts            ------------------------ ----------------------------
                            Number      Assets       Number       Assets
                                    (in millions)              (in millions)
------------------------- --------- -------------- ---------- -----------------
 Registered Investment
 Companies                    21        $3,600          0           $0
------------------------- --------- -------------- ---------- -----------------
 Other Pooled Investment
 Vehicles                      0            $0          0           $0
------------------------- --------- -------------- ---------- -----------------
 Other Accounts               25          $874          0           $0
------------------------- --------- -------------- ---------- -----------------

Conflicts of interest  may arise as  individual  portfolio  managers may perform investment  management  services for other accounts similar to those provided to the  Tax-Exempt  Fixed Income Fund and the  investment  actions taken for one or more of the other accounts and the Tax-Exempt Fixed Income Fund may differ.  For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security.  As a result,  transactions executed for one account may adversely  affect the value of  securities  held by other  accounts,  including the tax.  Additionally,  the  management of multiple accounts  and funds may give  rise to  potential  conflicts  of  interest,  as a portfolio  manager must allocate time and effort to multiple accounts and funds.
A portfolio manager may discover an investment  opportunity that may be suitable for more than one account or fund.  The investment  opportunity  may be limited, however,  so that all  accounts  and funds for  which  the  investment  would be suitable may not be able to participate.

Each portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager  salaries are in line with  salaries  paid at peer  investment  advisory firms.

Each  portfolio  manager is eligible  to receive an annual cash bonus,  which is based on quantitative and qualitative  factors. The amount of the pool for bonus payments  is first  determined  by a  mathematical  equation  based  on  assets, management  fees and  direct  expenses,  including  fund  waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts.
Generally,  80%  of the  bonus  is  quantitatively  determined.  For  investment companies,  each manager is  compensated  according the fund's Lipper peer group percentile  ranking on a one-year and  three-year  basis.  For managed  separate accounts,  the  portfolio  managers are  compensated  according to the composite percentile  ranking in consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.  There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile. The managed separate accounts are compared to certain databases. The remaining  20% portion of the bonus is  discretionary  as determined by Delaware
Investments and takes into account subjective criteria.

Each named portfolio  manager is eligible to participate in the Lincoln National
Corporation  Executive  Deferred  Compensation  Plan,  which is available to all
employees  whose  income  exceeds  a  designated   threshold.   The  Plan  is  a
non-qualified  unfunded deferred  compensation  plan that permits  participating employees to defer the receipt of a portion of their cash compensation.

Portfolio  managers may be awarded options to purchase common shares of Delaware
Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc.
Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares,"
in Lincoln National Corporation ("Lincoln"). Delaware Investments U.S., Inc., is
an indirect,  wholly-owned  subsidiary  of Delaware  Management  Holdings,  Inc.
Delaware  Management  Holdings,  Inc.,  is  in  turn  a  wholly-owned,  indirect subsidiary of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment  personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each
June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc.
Stock Option Plan are eligible to participate in Lincoln's  Long-Term  Incentive
Plan, which is designed to provide a long-term incentive to officers of Lincoln.
Under the plan, a specified  number of performance  shares are allocated to each unit and are awarded to  participants  in the  discretion  of their  managers in accordance  with  recommended  targets  related to the number of employees in an unit that may  receive  an award and the  number  of shares to be  awarded.  The performance  shares have a three-year  vesting  schedule  and, at the end of the three  years,  the actual  number of shares  distributed  to those who  received awards may be equal to,  greater than or less than the amount of the award based
on  Lincoln's   achievement   of  certain   performance   goals  relative  to  a
pre-determined peer group.

Portfolio  managers may also participate in benefit plans and programs available generally to all employees.

Nuveen Asset  Management  ("NAM"),  a sub-advisor of the Tax-Exempt Fixed Income
Fund, was  established in 1898 and provides  investment  management  services to
retail  investors,   high  net-worth,   and  institutional   clients.   NAM  had
approximately $79.6 billion in assets under management as of March 31, 2006.

As of March 31, 2006,  in addition to the  Tax-Exempt  Fixed Income Fund,  NAM's portfolio  managers were  responsible  for the day-to-day  management of certain
Other Accounts, as follows:

------------------------- ------------------------ ----------------------------
                               Total Accounts       Accounts with Performance
Portfolio Manager                                             Fees
Other Accounts            ------------------------ ----------------------------
                            Number      Assets       Number       Assets
                                    (in millions)              (in millions)
------------------------- --------- -------------- ---------- -----------------
Martin J. Doyle
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                  0        $0              0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   0        $0              0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            36        $4,700          0          $0
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
John V. Miller
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                  5        $4,000          0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   0        $0              0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts             1        $36.7           0          $0
------------------------- --------- -------------- ---------- -----------------

------------------------- --------- -------------- ---------- -----------------
Michael J. Sheyker
------------------------- --------- -------------- ---------- -----------------
  Registered Investment
  Companies                  0        $0              0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Pooled Investment
  Vehicles                   0        $0              0          $0
------------------------- --------- -------------- ---------- -----------------
  Other Accounts            36        $2,500          0          $0
------------------------- --------- -------------- ---------- -----------------

Actual or potential conflicts of interest may arise when a portfolio manager has management  responsibilities  for more than one account (including a fund), such as devotion of unequal time and  attention to the  management  of the  accounts, inability to allocate limited  investment  opportunities  across a broad band of accounts  and  incentive  to  allocate  opportunities  to an  account  where the portfolio manager or adviser has a greater financial incentive.  NAM has adopted policies and procedures  reasonably designed to address these types of conflicts and that  serve to  operate  in a manner  that is fair and  equitable  among its clients, including the Fund.

NAM's  employees  receive a salary and are eligible to  participate in the bonus pool. The amount  available for bonuses is a function the overall  profitability of  the  parent.  Bonuses  are  then  allocated  to  business  groups  based  on performance  and  achievement  of annual  goals for the group.  Within  business groups, bonuses are allocated to individuals based on individual performance and contribution to the goals of the entire group.

Treatment of  administrative  and client service personnel is similar to that of investment professionals, except that adjustments are made to reflect the extent to which the person has control  over  factors  determining  performance  of the business group. Compensation of portfolio  administrators,  for example, is thus more tied to the way that they complete  their  assigned  duties and less to the performance of the portfolios on which they provide assistance.

                          DELAWARE INVESTMENT ADVISERS
                        SUMMARY OF PROXY VOTING POLICIES
            SUB-ADVISOR TO THE ASSETMARK TAX-EXEMPT FIXED INCOME FUND

Delaware Investment Advisers  ("Delaware"),  an affiliate of Delaware Management
Company,  will vote  proxies on behalf of clients  pursuant to its Proxy  Voting
Policies and Procedures  (the  "Procedures").  Delaware has  established a Proxy
Voting  Committee  (the  "Committee"),   which  is  responsible  for  overseeing
Delaware's   proxy   voting   process   for  its   clients.   One  of  the  main
responsibilities  of the  Committee is to review and approve the  Procedures  to ensure that the  Procedures  are designed to allow Delaware to vote proxies in a manner consistent with the goal of voting in the best interests of clients.

In order to  facilitate  the actual  process  of voting  proxies,  Delaware  has contracted  with  Institutional  Shareholder  Services  ("ISS") to analyze proxy statements  on behalf of its clients and vote proxies  generally  in  accordance with the Procedures.  After a proxy has been voted for a client, ISS will create a record  of the vote  that will be  available  to  clients  as  requested.  The
Committee is responsible for overseeing ISS's proxy voting activities.

The  Procedures  contain a general  guideline  that  recommendations  of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in  determining  how  proxy  issues  should be voted.  However,
Delaware will normally vote against  management's  position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and Delaware will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of its clients.

As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of clients.  Some examples of the  Guidelines  are as follows:
(i) generally vote for shareholder  proposals  asking that a majority or more of directors be  independent;  (ii) generally  vote against  proposals to require a supermajority  shareholder vote; (iii) votes on mergers and acquisitions  should be considered  on a  case-by-case  basis,  determining  whether the  transaction enhances  shareholder  value;  (iv) generally vote against proposals to create a new class of common  stock with  superior  voting  rights;  (v)  generally  vote re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are  generally  determined  on a  case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Delaware also has a section in its Procedures  that addresses the possibility of conflicts of interest. Most proxies which Delaware receives on behalf of clients are voted by ISS in accordance with the  Procedures.  Because almost all proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be  necessary  for  Delaware  to make an actual  determination  of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Delaware during the proxy voting process. In the very limited instances where Delaware is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving  Delaware  or  affiliated  persons  of  Delaware.  If a member  of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests  of clients.  The  Committee  will then review the proxy voting  materials  and  recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the
Committee  believes is consistent  with the Procedures and in the best interests of clients.  Clients  may  request  that their  client  services  representative provide them with a complete copy of the Procedures and information on how their securities were voted by Delaware.

                         NUVEEN ASSET MANAGEMENT ("NAM")
                        SUMMARY OF PROXY VOTING POLICIES
            SUB-ADVISOR TO THE ASSETMARK TAX-EXEMPT FIXED INCOME FUND

NAM is a  fiduciary  that  owes each  client a duty of care  with  regard to all services  undertaken  on the  client's  behalf.  NAM has  adopted  policies  and procedures to address its proxy voting responsibilities.

I.   Summary of Proxy Voting Policies

Although NAM has affiliates  that provide  investment  advisory,  broker-dealer, other financial services,  it does not receive non-public  information about the business  arrangements of such affiliates (except with regard to limited matters such as  major  distribution  partners  of  their  investment  products)  or the directors,  officers and employees of such affiliates.  Therefore, NAM is unable to consider such  information  in its process of  determining  whether there are material conflicts of interest for proxy voting purposes.

II.  Summary of Proxy Voting Guidelines

NAM serves as investment adviser for client accounts  ("Accounts")  investing in municipal  bonds and other  securities  whose  issuers  generally do not solicit proxies.  In the rare  event that such an issuer  were to  solicit a proxy,  NAM would engage an  independent  third party or proxy  voting  service to vote such proxy or to determine  how the proxy  should be voted,  whether or not the proxy presented  NAM with a material  conflict  of  interest.  A member of NAM's legal department would oversee the  administration of the voting,  ensure that records were maintained in accordance  with Rule 206(4)-6,  and ensure that proxy voting records  with  respect  to an  Account  were made  available  to such  client as requested.

III. Conflicts of Interest

See Above. (II)